SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION

                                   --------

                          Deutsche Global Equity Fund


The following non-fundamental investment policy contained in the sub-section "Other Investment Policies" in the "INVESTMENT RESTRICTIONS" section of the fund's Statement of Additional Information Part I is hereby deleted:


(10) (for Deutsche Global Equity Fund only) the fund may not invest more than 25% of its total assets in purchased protective put options.


               Please Retain This Supplement for Future Reference








February 22, 2017
SAISTKR-317

                                                   Deutsche
                                                   Asset Management [DB Logo]